Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 466,513	$ 615,749	$ 326,714
Accounts receivable, net	737,555	84,365	756,095
Inventory	1,924,028	1,790,952	2,172,327
Total Current Assets	3,128,096	2,491,066
Other Assets	4,406	3,000
Property and equipment, net	671,305	698,580	849,027
Intangible assets	3,109,455	3,167,945	3,184,280
Operating lease right of use asset	454,469	499,758	196,299
Total Assets	7,367,731	6,860,349	7,484,742
Current Liabilities
Accounts payable and accrued liabilities	201,989	113,443
Sales tax payable	15,456	15,456	12,665
Current portion of operating lease payable	126,468	171,757	181,199
Deferred revenue	506,434	91,775	779,128
Intangible Assets		3,167,945	3,184,280
Total Current Liabilities	850,347	392,431	1,028,749
Non-current Liabilities
Loan payable - related party	0	261,684
PPP loans payable	251,778	317,328
Operating lease payable	328,001	328,001
Total Non-current Liabilities	579,779	907,013	1,169,373
Liabilities & Equity
Total Liabilities	1,430,126	1,299,444	2,198,122
Stockholders' Equity
Common stock par value $0.01: 100,000,000 shares authorized; 4,878,417 issued and outstanding as of March 31, 2022 and December 31, 2021	48,783	48,783	48,783
Additional Paid In Capital	5,242,832	5,242,832	4,998,910
Retained Earnings	645,990	269,290	(4,995)
Dividends Paid		(310,280)
Total Stockholders' Equity	5,937,605	5,560,906	5,286,621
Net Income		584,394	10,641
Laser Photonics Corp Equity		5,560,905	5,286,620
Total Liabilities and Stockholders' Equity	$ 7,367,731	$ 6,860,349	$ 7,484,742
Dividends Paid Per Share		$ 0.07	$ 0